Form N-1A Cover	Jul. 31, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	GPS FUNDS I
Entity Central Index Key	0001131042
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 16, 2026
Prospectus Date	Jul. 31, 2026